Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

In January 2025, the Company received a contingent payment with respect to CollPlant’s rhCollagen, which, according to the AbbVie Development Agreement, triggers a $2,000 payment from AbbVie to CollPlant. The payment received and recognized as revenue in the first quarter of 2025.